Notes to the Consolidated Statements of Financial Position - Summary of Allocation of Carrying Amounts and Significant Assumptions Used in Determining Fair Value (Detail) - Intangible assets with indefinite useful lives - EUR (€)
€ in Millions
	Sep. 30, 2022	Sep. 30, 2021
Germany | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		10.21%
6-year CAGR (Compound Annual Growth Rate)		20.14%
Carrying amount in EUR million		€ 65.2
Tax rate		30.53%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		9.65%
Germany | CGU Group Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		9.70%
6-year CAGR (Compound Annual Growth Rate)		18.11%
Carrying amount in EUR million		€ 15.3
Tax rate		30.21%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		7.76%
Switzerland | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		10.21%
6-year CAGR (Compound Annual Growth Rate)		20.14%
Carrying amount in EUR million		€ 32.0
Tax rate		30.53%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		9.65%
Switzerland | CGU Wiggle
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		10.21%
6-year CAGR (Compound Annual Growth Rate)		20.14%
Carrying amount in EUR million		€ 13.0
Tax rate		30.53%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		9.65%
Sweden | CGU Wiggle
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		10.21%
6-year CAGR (Compound Annual Growth Rate)		20.14%
Carrying amount in EUR million		€ 9.7
Tax rate		30.53%
Growth rate terminal value		1.00%
Terminal value EBITDA margin		9.65%
CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)	20.06%	25.63%
Carrying amount in EUR million	€ 136.2	€ 136.4
CGU Group Publikat
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)		15.87%
Royalty rate		0.27%
Carrying amount in EUR million		€ 0.7
Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
6-year CAGR (Compound Annual Growth Rate)	17.61%	20.63%
Royalty rate	0.57%
Carrying amount in EUR million	€ 15.3	€ 15.3
Outfitter Teamsport & Ballside
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.82%	9.04%
6-year CAGR (Compound Annual Growth Rate)	13.06%	19.56%
Royalty rate	0.92%	1.17%
Carrying amount in EUR million	€ 3.8	€ 3.8
Wiggle Group
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.95%
6-year CAGR (Compound Annual Growth Rate)	12.70%
Carrying amount in EUR million	€ 103.5
Bottom of range | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	10.07%	8.63%
Royalty rate	0.72%	0.72%
Bottom of range | CGU Group Publikat
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		9.01%
Bottom of range | Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	9.53%	9.13%
Royalty rate		1.08%
Bottom of range | Wiggle Group
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
Royalty rate	1.00%
Top of range | CGU Group Internetstores
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	12.93%	10.38%
Royalty rate	1.95%	5.27%
Top of range | CGU Group Publikat
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)		10.42%
Top of range | Tennis
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
WACC (after taxes)	12.36%	10.87%
Royalty rate		1.54%
Top of range | Wiggle Group
Disclosure Of Key Assumptions Used For The Assessment Of Impairment Of Goodwill [line items]
Royalty rate	1.25%